Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 288	$ 153
Other current assets	43	269
Total current assets	331	422
Non-Current assets:
Fixed asset, net	2
Total assets	333	422
Current liabilities:
Other accounts payable and accrued expenses	224	272
Payable to related party	3	22
Total current liabilities	227	294
Stockholders’ equity (deficit):
Issued and outstanding: 15,624,040 and 12,970,540 as of December 31, 2022 and December 31, 2021, respectively	157	130
Additional paid-in capital	5,974	2,665
Accumulated deficit	(6,025)	(2,667)
Total stockholders’ equity	106	128
Total liabilities and stockholders’ equity	$ 333	$ 422